UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer             New York, New York          May 14, 2012
----------------------            ------------------       -----------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:   $74,457
                                         (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1. 028-10559                Eagle Capital Partners, L.P.



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

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE                     VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION     MNGRS      SOLE   SHARED  NONE
BLACK DIAMOND INC            COM             09202G101      591    63,846    SH       SHARED-DEFINED    1        63,846
CALPINE CORP                 COM NEW         131347304    6,311   366,700    SH       SHARED-DEFINED    1       366,700
CARNIVAL CORP                PAIRED CTF      143658300      616    19,200    SH       SHARED-DEFINED    1        19,200
COLFAX CORP                  COM             194014106    2,840    80,600    SH       SHARED-DEFINED    1        80,600
GENTIUM S P A                SPONSORED ADR   37250B104      521    59,761    SH       SHARED-DEFINED    1        59,761
GILDAN ACTIVEWEAR INC        COM             375916103   10,078   365,814    SH       SHARED-DEFINED    1       365,814
GLOBE SPECIALTY METALS INC   COM             37954N206    5,672   381,428    SH       SHARED-DEFINED    1       381,428
INNOPHOS HOLDINGS INC        COM             45774N108    4,941    98,579    SH       SHARED-DEFINED    1        98,579
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT  55608B105   12,301   372,874    SH       SHARED-DEFINED    1       372,874
PACKAGING CORP AMER          COM             695156109    5,726   193,521    SH       SHARED-DEFINED    1       193,521
ROCK-TENN CO                 CL A            772739207    2,698    39,940    SH       SHARED-DEFINED    1        39,940
ROCKWOOD HLDGS INC           COM             774415103    9,176   175,955    SH       SHARED-DEFINED    1       175,955
SEACOAST BKG CORP FLA        COM             811707306    1,372   779,803    SH       SHARED-DEFINED    1       779,803
SIX FLAGS ENTMT CORP NEW     COM             83001A102    6,188   132,300    SH       SHARED-DEFINED    1       132,300
SPANSION INC                 COM CL A NEW    84649R200    1,995   163,800    SH       SHARED-DEFINED    1       163,800
VIACOM INC NEW               CL B            92553P201    3,430    72,262    SH       SHARED-DEFINED    1        72,262







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